MASSMUTUAL FUNDS
MassMutual Diversified Value Fund
MM S&P 500® Index Fund
MassMutual Blue Chip Growth Fund
MassMutual Mid Cap Growth Fund
MassMutual Small Cap Growth Equity Fund
MassMutual Overseas Fund
(the “Funds”)
Supplement dated May 8, 2026 to the
Prospectus dated February 1, 2026
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective May 16, 2026, the following information replaces the information for the Funds found under the heading Transaction Orders by Telephone and in Writing beginning on page 62 in the section titled Buying, Redeeming, and Exchanging Shares:
For the MassMutual Small Cap Growth Equity Fund, in general, you may purchase, exchange, or sell (redeem) shares on any business day through your financial intermediary or by contacting the transfer agent in writing or by telephone (“MassMutual Select Funds – (MassMutual Small Cap Growth Equity Fund),” Attn: Transfer Agent, P.O. Box 219606, Kansas City, MO 64121-9606 or by telephone: 1-855-439-5459).
For the MassMutual Diversified Value Fund, MM S&P 500 Index Fund, MassMutual Blue Chip Growth Fund, MassMutual Mid Cap Growth Fund, and MassMutual Overseas Fund, in general, you may purchase, exchange, or sell (redeem) shares on any business day through your financial intermediary or by contacting the transfer agent in writing or by telephone, as follows:
Transaction Orders by Telephone
Transaction orders placed by telephone will only be accepted if an Application for Telephone Trading Privileges has been completed and returned to State Street Bank and Trust Company (“State Street”), the MassMutual Diversified Value Fund’s, MM S&P 500 Index Fund’s, MassMutual Blue Chip Growth Fund’s, MassMutual Mid Cap Growth Fund’s, and MassMutual Overseas Fund’s transfer agent. You may obtain an Application for Telephone Trading Privileges by contacting Shareholder Servicing at 1-877-766-0014. Persons electing to place transaction orders by telephone are able to do so through the following dedicated telephone number: MassMutual Select Funds Transaction Line, 1-800-860-2232.
Transaction Orders in Writing
If you do not want to utilize telephone privileges, you may place your shareholder trades by sending written instructions to State Street. Transaction orders placed in writing should be addressed to State Street Bank and Trust Company, Attn: Transfer Agency Operations, Box 5493, Boston, MA 02206 and should include the following information:
•
A letter of instruction signed by an authorized signer of the account detailing the fund name, account number, and trade details; including the trade type (purchase or redemption), and the dollar or share amount. The trade will be processed upon receiving the request in good order.

•
The signature on the letter of instructions must be guaranteed by an acceptable financial institution (such as a bank, broker, or savings and loan association) as defined under Rule 17Ad-15 of the Securities Exchange Act of 1934, as amended. If your financial institution belongs to one of the medallion guarantee programs, it must use the actual “Medallion Guaranteed” stamp.

•	If applicable, a corporate resolution which states that the extract of the by-laws is true and complete and is in full force and effect.
•
The resolution must be signed by the secretary. It must have a corporate seal or state that no seal exists. If there is no seal, the corporate resolution must be signed by an authorized signer with a medallion guaranteed stamp and must be dated within sixty (60) days of presentment to State Street.

Effective May 16, 2026, the following information replaces the information for the Funds found under the heading How to Invest on page 63 in the section titled Buying, Redeeming, and Exchanging Shares:
Outlined below are various methods for buying shares of the Funds:

Method	Instructions
Through your financial intermediary
Your financial intermediary can help you establish your account and buy shares on your behalf. To receive the current trading day’s price, your financial intermediary must receive your request in good order prior to the close of regular trading on the NYSE, usually 4:00 p.m., Eastern time. Your financial intermediary may charge you fees for executing the purchase for you.

By exchange
You or your financial intermediary may acquire shares of a Fund for your account by exchanging shares you own in certain other funds advised by MML Advisers for shares of the same class of a Fund, subject to the conditions described in “Exchanges” above. In addition, you or your financial intermediary may exchange shares of a class of a Fund you own for shares of a different class of the same Fund, subject to the conditions described in “Exchanges.”
For the MassMutual Diversified Value Fund, MM S&P 500 Index Fund, MassMutual Blue Chip Growth Fund, MassMutual Mid Cap Growth Fund, and MassMutual Overseas Fund, to exchange, send written instructions to the applicable Fund, at the address noted below(1) or call 1-800-860-2232.
For the MassMutual Small Cap Growth Equity Fund, to exchange, send written instructions to the Fund, at the address noted below(2) or call 1-855-439-5459.

By wire
You may purchase shares of a Fund by wiring money from your bank account to your Fund account.
For the MassMutual Diversified Value Fund, MM S&P 500 Index Fund, MassMutual Blue Chip Growth Fund, MassMutual Mid Cap Growth Fund, and MassMutual Overseas Fund, prior to sending wire transfers, please contact Shareholder Services at 1-800-860-2232 for specific wiring instructions and to facilitate prompt and accurate credit upon receipt of your wire.
For the MassMutual Small Cap Growth Equity Fund, prior to sending wire transfers, please contact Shareholder Services at 1-855-439-5459 for specific wiring instructions and to facilitate prompt and accurate credit upon receipt of your wire.
To receive the current trading day’s price, your wire, along with a valid account number, must be received in your Fund account prior to the close of regular trading on the NYSE, usually 4:00 p.m., Eastern time.
For the MassMutual Diversified Value Fund, MM S&P 500 Index Fund, MassMutual Blue Chip Growth Fund, MassMutual Mid Cap Growth Fund, and MassMutual Overseas Fund, if your initial purchase of shares is by wire, you must first complete a new account application and promptly mail it to MassMutual Select Funds – (Fund Name), at the address noted below.(1) After completing a new account application, please call 1-800-860-2232 to obtain your account number. Please include your account number on the wire.
For the MassMutual Small Cap Growth Equity Fund, if your initial purchase of shares is by wire, you must first complete a new account application and promptly mail it to MassMutual Select Funds – (MassMutual Small Cap Growth Equity Fund), at the address noted below.(2) After completing the new account application, please call 1-855-439-5459 to obtain your account number. Please include your account number on the wire.

By electronic funds transfer via an automated clearing house (“ACH”) transaction(3)
For the MassMutual Small Cap Growth Equity Fund, you may purchase shares of the Fund by electronically transferring money from your bank account to your Fund account by calling 1-855-439-5459. An electronic funds transfer may take up to two business days to settle and be considered in good order. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Method	Instructions
By check
To purchase shares of a Fund by check, make your check payable to ‘MassMutual Select Funds’. Your checks should include the fund name which you would like to purchase along with your account number (if previously established).
For the MassMutual Diversified Value Fund, MM S&P 500 Index Fund, MassMutual Blue Chip Growth Fund, MassMutual Mid Cap Growth Fund, and MassMutual Overseas Fund, your request should be mailed to the address noted below.(1)
For the MassMutual Small Cap Growth Equity Fund, your request should be mailed to the address noted below.(2)
The Funds will accept purchases only in U.S. dollars drawn from U.S. financial institutions. Cashier’s checks, third party checks, money orders, credit card convenience checks, cash or equivalents, or payments in foreign currencies are not acceptable forms of payment.

(1)	Regular Mail: State Street Bank and Trust Company, Attn: MassMutual Transfer Agency, Mail Code JAB0321, Box 5493, Boston, MA 02206
Overnight Mail: State Street Bank and Trust Company, Attn: MassMutual Transfer Agency, Mail Code JAB0321, 1776 Heritage Drive, No. Quincy, MA 02171
(2)	Regular Mail: “MassMutual Select Funds – (Fund Name),” Attn: Transfer Agent, P.O. Box 219606, Kansas City, MO 64121-9606
Overnight Mail: “MassMutual Select Funds – (Fund Name),” Attn: Transfer Agent, 430W 7th Street, Suite 219606, Kansas City, MO 64105-1407
(3)	Any purchase by ACH transaction that does not clear may be cancelled, and the investor will be responsible for any associated expenses and losses to the applicable Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SELPRO-26-02

MASSMUTUAL FUNDS
MassMutual Diversified Value Fund
MM S&P 500® Index Fund
MassMutual Blue Chip Growth Fund
MassMutual Mid Cap Growth Fund
MassMutual Small Cap Growth Equity Fund
MassMutual Overseas Fund
Supplement dated May 8, 2026 to the
Statement of Additional Information dated February 1, 2026
This supplement provides new and additional information beyond that contained in the Statement of Additional Information and any previous supplements. It should be retained and read in conjunction with the Statement of Additional Information and any previous supplements.
Effective May 16, 2026, the following information replaces the information found on page B-84 in the section titled Custodian, Dividend Disbursing Agent, and Transfer Agent:
CUSTODIAN, DIVIDEND DISBURSING AGENT, AND TRANSFER AGENTS
State Street, located at One Congress Street, Boston, Massachusetts 02114, is the custodian of each Fund’s investments (the “Custodian”) and, with the exception of the Small Cap Growth Equity Fund, is the Funds’ transfer agent and dividend disbursing agent (the “State Street Transfer Agent”). ALPS Fund Services, Inc., located at 1290 Broadway, Suite 1000, Denver, Colorado 80203, is the Small Cap Growth Equity Fund’s transfer agent and dividend disbursing agent (the “ALPS Transfer Agent” and together with State Street Transfer Agent, the “Transfer Agent”). As Custodian, State Street has custody of the Funds’ securities and maintains certain financial and accounting books and records. As Custodian and Transfer Agents, State Street and ALPS Fund Services, Inc. do not assist in, and are not responsible for, the investment decisions and policies of the Funds.
Effective May 16, 2026, the following information replaces similar information found on page B-90 under the heading Letter of Intent (Class A Shares Only) in the section titled Programs for Reducing or Eliminating Sales Charges:
Additional information about, and terms of, Letters of Intent are available from a financial intermediary, or from the State Street Transfer Agent at 1-800-860-2232 or the ALPS Transfer Agent at 1-855-439-5459.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SELSAI-26-04